(11) Stockholders' Equity	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
(11) STOCKHOLDERS' EQUITY

(11) STOCKHOLDERS’ EQUITY

At June 30, 2020; December 31, 2019 and 2018, the Company has 50,000,000 shares of par value $0.00001 common stock authorized and 16,554,455; 16,554,455 and 7,950,000 issued and outstanding, respectively.

In the third quarter 2019, the Company issued 1,200,000 shares of common stock in exchange for services valued at $24,305, or $0.02 per share.

In the second quarter 2019, the Company issued 2,416,998 shares of common stock in exchange for services valued at $48,954, or $0.02 per share. The Company also issued 987,457 shares of common stock in exchange for $20,000 cash, or $0.02 per share.

In the first quarter 2019, the Company issued 4,000,000 shares of common stock in exchange for services valued at $81,016, or $0.02 per share.

In the third quarter 2018, the Company issued 7,950,000 shares of common stock in exchange for founders services valued at $797, or $0.001 per share.